Accrued Expenses	12 Months Ended
Mar. 31, 2025
Accrued Expenses [Abstract]
Accrued Expenses

8. Accrued Expenses

Components of accrued expenses are as follows as of March 31:

	As of March 31,
	2025	2024
	USD	USD
Accruals for operating expenses:
– Staff costs	41,684	39,071
– Listing expenses	80,066	-
– Auditor’s remuneration	140,000	-
Total	261,750	39,071